Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 23,587,107	$ 22,135,410	$ 14,319,142
Federal funds sold	20,842,304	30,541,229	36,081,862
Interest-bearing deposits	13,587,889	10,548,467	11,650,849
Investment securities available for sale	74,282,927	49,096,875	59,801,920
Investment securities held to maturity (approximate fair value of $65,931,275, $60,866,303, and $32,491,819)	65,792,282	60,624,239	32,303,572
Loans, less allowance for loan losses of $780,493, $672,261, and $983,178	227,346,558	227,534,139	237,001,219
Premises and equipment	5,988,294	6,124,349	6,319,854
Other real estate owned	1,440,900	1,715,138	779,500
Accrued interest receivable	1,152,721	1,173,678	1,224,920
Computer software	126,820	143,383	89,521
Bank owned life insurance	7,690,815	5,436,395	5,260,539
Prepaid expenses	781,417	1,031,426	1,285,266
Other assets	273,040	123,436	29,640
Total assets	442,893,074	416,228,164	406,147,804
Deposits
Noninterest-bearing	96,697,061	83,136,325	76,763,686
Interest-bearing	263,857,994	252,920,179	250,014,068
Total deposits	360,555,055	336,056,504	326,777,754
Securities sold under agreements to repurchase	5,230,572	3,998,168	4,490,512
Accrued interest payable	46,789	90,079	150,299
Deferred income taxes	62,582	223,583	383,326
Other liabilities	118,266	136,371	151,361
Total liabilities	366,013,264	340,504,705	331,953,252
Stockholders' equity
Common stock, par value $1 per share;authorized 10,000,000 shares; issued and outstanding 2,978,554 shares at December 31, 2012, and 2,996,323 shares at December 31, 2011 and 3,000,508 shares at December 31, 2010	2,978,554	2,996,323	3,000,508
Additional paid-in capital	8,216,785	8,640,433	8,733,438
Retained earnings	64,885,625	63,301,231	61,441,595
Total tier 1 capital	76,080,964	74,937,987	73,175,541
Accumulated other comprehensive income, net of tax	798,846	785,472	1,019,011
Total stockholders' equity	76,879,810	75,723,459	74,194,552
Total liabilities and stockholders' equity	$ 442,893,074	$ 416,228,164	$ 406,147,804